Filed under Rule 497(e) and 497(k)
Registration No. 033-52742

SunAmerica Series Trust

SA Boston Company Capital Growth Portfolio

(the “Portfolio”)

Supplement dated March 9, 2018, to the Portfolio’s Summary Prospectus, Prospectus and

Statement of Additional Information (“SAI”) dated May 1, 2017, as supplemented and amended to date

All reference to “The Boston Company Asset Management, LLC” or “TBCAM” is hereby deleted and replaced with “BNY Mellon Asset Management North America Corporation”.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus and SAI, as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.